Commitments and Contingencies (Details Narrative)	12 Months Ended
Dec. 31, 2020
Commercial Customers [Member]
Contracts expiry date, description	These contracts expire between 2021 and 2025 and expose the Company to the potential risks associated with rising material costs during that same period